Related Party Transactions - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total due from related parties		$ 101,906	$ 4,240,524
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) [Member]
Related Party Transaction [Line Items]
Related party relationship	[1]	An entity controlled by the CEO
Total due from related parties	[1]		4,189,813
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Total due from related parties		$ 101,906	$ 50,711

[1]	As of September 30, 2023, the balance due from Zhongjin Kanglu was $4,189,813, the amount included an advance made to Zhongjin Kanglu in the amount of $4,113,000 (RMB30.0 million) for its temporary working capital needs during the normal course of business. The $4,113,000 advance made to Zhongjin Kanglu has been fully collected in October 2023. The Company expects to make no such advances to its related parties in the future.